Consolidated net cash/(debt) - Analysis of changes in consolidated net cash/(debt) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [Abstract]
Borrowings	$ 13,831	$ 14,115
Borrowings and other financial liabilities	14,015	14,713
Total other current financial liabilities	607	1,372
Other non-current financial liabilities	13,408	13,341
Other differences to cash and cash equivalents in statement of cash flows		117
Highly liquid financial assets held in managed investment funds classified as held for trading	2,538	2,584
Borrowings Excluding Overdrafts, Including Lease Liabilities
Disclosure of financial liabilities [Abstract]
Borrowings	13,831	14,115
Total other financial liabilities
Disclosure of financial liabilities [Abstract]
Total other current financial liabilities	23	350
Other non-current financial liabilities	$ 161	$ 248